Cash and due from banks and inter-bank funds - Summary of legal reserve (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [Line Items]
Legal reserve	S/ 6,756,687	S/ 5,108,777
Non-mandatory reserve	982,659	391,336
Cash balances not subject to legal reserve	67	256
Total	7,739,413	5,500,369
Deposits in BCRP [member]
Cash and cash equivalents [Line Items]
Legal reserve	4,998,770	3,370,087
Cash in vaults {member]
Cash and cash equivalents [Line Items]
Legal reserve	1,757,917	1,738,690
Overnight BCRP deposits [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	862,800	269,840
Cash and clearing [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	S/ 119,859	S/ 121,496